CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Statement) - USD ($) $ in Thousands	Total	Common Stock	Common shares	Common shares Common Stock	Additional paid in capital	Currency translation adjustment	Other Reserves	Accumulated deficit	Shareholders’ equity	Shareholders’ equity Common Stock	Non-controlling interest
Beginning of period at Dec. 31, 2019	$ (7,031)		$ 229		$ 184,498	$ 4,119	$ 0	$ (197,405)	$ (8,559)		$ 1,528
Net loss for the period	(139,303)							(138,099)	(138,099)		(1,204)
Other comprehensive income for the period	(1,713)					(1,713)			(1,713)
Total comprehensive loss	(141,016)		0		0	(1,713)	0	(138,099)	(139,812)		(1,204)
Equity contributions	631										631
Share-based compensation expense	1,340				1,340				1,340
Business combinations (see Note 14)	366				366				366
End of period at Dec. 31, 2020	(145,710)		229		186,204	2,406	0	(335,504)	(146,665)		955
Net loss for the period	(185,723)							(184,352)	(184,352)		(1,371)
Other comprehensive income for the period	2,058					2,058			2,058
Total comprehensive loss	(183,665)		0		0	2,058	0	(184,352)	(182,294)		(1,371)
Issuance of shares	89		7		82				89
Share-based compensation expense	2,817				2,817				2,817
Value of conversion rights on investors fund	1,926				1,926				1,926
Business combinations (see Note 14)	1,080							877	877		203
Allocation to common stock					1,926
Exercises of share options	84				84				84
End of period at Dec. 31, 2021	(323,379)		236		191,113	4,464	0	(518,979)	(323,166)		(213)
Net loss for the period	(198,082)							(197,107)	(197,107)		(976)
Other comprehensive income for the period	(6,467)					(5,916)	(552)		(6,467)
Total comprehensive loss	(204,550)		0		0	(5,916)	(552)	(197,107)	(203,574)		(976)
Issuance of shares	307,766	$ 252		$ 252	307,766				307,766	$ 252
Share-based compensation expense	2,021				2,021				2,021
Business combinations (see Note 14)	(9,163)							(9,163)	(9,163)
Allocation to common stock					0
Exercises of share options	118				118				118
Cost of equity raise	(12,234)				(12,234)				(12,234)
Share listing expense (see Note 14)	74,426				74,426				74,426
End of period at Dec. 31, 2022	$ (164,743)		$ 488		$ 563,210	$ (1,452)	$ (552)	$ (725,249)	$ (163,554)		$ (1,189)